UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Decemer 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  028-14196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Edidin
Title:     Managing Member of the General Partner
Phone:     212.319.2775

Signature, Place, and Date of Signing:

 /s/ Eric Edidin     New York, New York/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $470,856 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107     4075    62685 SH       SOLE                    62685
ALERE INC                      COM              01449J105     2792   120914 SH       SOLE                   120914
AUGUSTA RES CORP               COM NEW          050912203    13990  4513037 SH       SOLE                  4513037
BLUE WOLF MONGOLIA HOLDINGS    *W EXP 07/20/201 G11962118      360   500000 SH       SOLE                   500000
BLUE WOLF MONGOLIA HOLDINGS    SHS              G11962100     4810   500000 SH       SOLE                   500000
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     5842   851537 SH       SOLE                   851537
DANA HLDG CORP                 COM              235825205    25595  2106566 SH       SOLE                  2106566
EXIDE TECHNOLOGIES             FRNT 9/1         302051AL1     3260  4000000 SH       SOLE                  4000000
GLOBAL EAGLE ACQUISITION COR   *W EXP 05/13/201 37951D110      863  1487500 SH       SOLE                  1487500
GLOBAL EAGLE ACQUISITION COR   COM              37951D102     8538   887500 SH       SOLE                   887500
GRAFTECH INTL LTD              COM              384313102     8418   616671 SH       SOLE                   616671
HEADWATERS INC                 COM              42210P102     2673  1203830 SH       SOLE                  1203830
LEAR CORP                      COM NEW          521865204     6893   173199 SH       SOLE                   173199
LORILLARD INC                  COM              544147101    23575   206800 SH  PUT  SOLE                   206800
LUMOS NETWORKS CORP            COM              550283105     6724   438341 SH       SOLE                   438341
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    37444  1339668 SH       SOLE                  1339668
MGIC INVT CORP WIS             COM              552848103     4609  1235551 SH       SOLE                  1235551
NORDION INC                    COM              65563C105     2320   277476 SH       SOLE                   277476
NTELOS HLDGS CORP              COM NEW          67020Q305     4855   238231 SH       SOLE                    23231
PRIMUS TELECOMMUNICATIONS GR   COM              741929301    13499  1066249 SH       SOLE                  1066249
PROSHARES TR                   ULTSHT CHINA 25  74347X567     5308   174783 SH       SOLE                   174783
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      103   141000 SH       SOLE                   141000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   225273  1795000 SH  PUT  SOLE                  1795000
TMS INTL CORP                  CL A             87261Q103     4964   502463 SH       SOLE                   502463
TPC GROUP INC                  COM              89236Y104    10300   441492 SH       SOLE                   441492
UNITED STATES OIL FUND LP      UNITS            91232N108    38110  1000000 SH  CALL SOLE                  1000000
UNIVERSAL BUSINESS PMT SOL A   *W EXP 05/09/201 913384111      236   875000 SH       SOLE                   875000
UNIVERSAL BUSINESS PMT SOL A   COM              913384103     5084   875000 SH       SOLE                   875000
VIASYSTEMS GROUP INC           COM PAR$.01      92553H803      343    20300 SH       SOLE                    20300